Income Tax and Deferred Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	$ 992,368	$ 994,382
Deferred taxes (Liabilities) before compensation	(879,400)	(612,953)
Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(1,715,405)	(1,178,544)
Compensation deferred taxes Assets/Liabilities	836,005	565,591
Deferred taxes (Liabilities) after compensation	(879,400)	(612,953)
Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	1,828,373	1,559,973
Compensation deferred taxes Assets/Liabilities	(836,005)	(565,591)
Deferred taxes Assets after compensation	992,368	994,382
Depreciation | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(655,097)	(448,711)
Depreciation | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	14,577	17,717
Amortization | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(26,501)	(16,505)
Amortization | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	3,540	4,161
Obligations for post-employment benefits [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(172)
Obligations for post-employment benefits [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	445,962	498,424
Revaluation of Financial Instruments [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(16,378)	(31,883)
Revaluation of Financial Instruments [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	19,328	2,274
Tax Loss [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	401,677	209,339
Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(317,525)	(205,151)
Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	658,884	630,331
Provision For Civil Contingencies [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	51,734	247,400
Provision Contingencies Workers [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	56,349	28,467
Provision For Doubtful Trade Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	284,991	121,764
Provision Of Human Resources Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	19,674	18,724
Financial Assets Ifric 12 [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(273,855)	(194,045)
Other Provisions | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(43,670)	(11,106)
Other Provisions | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	246,136	213,976
Other [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(699,732)	(476,294)
Other [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	284,405	197,727
Amortization PPA - Enel Distribucion Goias [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(67,579)	(75,497)
Price - Level Adjustment - Argentina [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(277,507)	(289,158)
Other Deferred Taxes [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(354,646)	(111,639)
Other Deferred Taxes [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	$ 284,405	$ 197,727